share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	3 Months Ended	6 Months Ended
	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	10,079,801	6,198,319
Granted - Initial award	62,899	4,083,914
In lieu of dividends	175,316	274,081
Vested	(57,877)	(117,986)
Forfeited	(176,199)	(354,388)
Outstanding, end of period - Non-vested	10,083,940	10,083,940
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	32,745	32,521
In lieu of dividends	570	1,092
Vested	57,877	117,986
Settled in cash	(57,876)	(118,283)
Outstanding, end of period - Vested	33,316	33,316
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 26.70	$ 28.68
Outstanding, beginning of period, vested | $ / shares	24.40	28.97
Granted - Initial award | $ / shares	22.21	24.06
In lieu of dividends | $ / shares	21.06	21.92
Vested | $ / shares	26.69	24.70
Settled in cash | $ / shares	26.69	24.71
Forfeited | $ / shares	27.11	26.44
Outstanding, end of period, non-vested | $ / shares	26.70	26.70
Outstanding, end of period, vested | $ / shares	$ 28.83	$ 28.83